Borrowings and financing (Details 3) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	R$ 19,536,350	R$ 18,958,671
Addition (lease)	130,666	320
Funding	2,948,335	123,715
Borrowing costs	(8,640)	(2,104)
Inflation adjustment and exchange rate changes	47,701	(13,316)
Inflation adjustment / exchange variation and incorporated interest - Capitalized	11,918	8,165
Interest paid	(473,596)	(543,850)
Amortization	(660,026)	(716,239)
Accrued interest	344,775	316,805
Provision for interest and fees - Capitalized	142,477	159,637
Expenses with borrowing costs	4,347	4,119
Borrowings and financing, ending	22,024,307	18,295,923
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	16,790,459	16,182,913
Addition (lease)	130,666	320
Funding	2,948,335	54,481
Borrowing costs	(7,319)	(516)
Inflation adjustment and exchange rate changes	54,036	70,509
Inflation adjustment / exchange variation and incorporated interest - Capitalized	11,918	8,165
Interest paid	(443,981)	(517,258)
Amortization	(553,139)	(595,141)
Accrued interest	316,055	295,756
Provision for interest and fees - Capitalized	142,326	159,071
Expenses with borrowing costs	3,859	3,621
Borrowings and financing, ending	19,393,215	15,661,921
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	7,534,818	8,166,366
Addition (lease)
Funding	2,940,478
Borrowing costs	(7,319)	(516)
Inflation adjustment and exchange rate changes	51,281	60,883
Inflation adjustment / exchange variation and incorporated interest - Capitalized	10,953	5,463
Interest paid	(166,538)	(206,330)
Amortization	(316,082)	(363,123)
Accrued interest	151,082	162,197
Provision for interest and fees - Capitalized	36,657	46,336
Expenses with borrowing costs	2,731	2,859
Borrowings and financing, ending	10,238,061	7,874,135
Local Currency [Member] | Brazilian Federal Savings Banks [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,621,014	1,526,185
Addition (lease)
Funding	7,857	50,852
Borrowing costs
Inflation adjustment and exchange rate changes	1,653	6,250
Inflation adjustment / exchange variation and incorporated interest - Capitalized	412	1,718
Interest paid	(31,269)	(29,853)
Amortization	(26,495)	(27,891)
Accrued interest	25,167	23,539
Provision for interest and fees - Capitalized	6,056	6,393
Expenses with borrowing costs
Borrowings and financing, ending	1,604,395	1,557,193
Local Currency [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,341,472	1,380,993
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes	1,096	3,354
Inflation adjustment / exchange variation and incorporated interest - Capitalized	553	984
Interest paid	(24,734)	(25,753)
Amortization	(70,274)	(61,940)
Accrued interest	16,743	19,891
Provision for interest and fees - Capitalized	8,191	5,670
Expenses with borrowing costs	59	65
Borrowings and financing, ending	1,273,106	1,323,264
Local Currency [Member] | I D B 2202 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,252,742	2,450,550
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(132,871)	(165,514)
Amortization	(90,674)	(90,674)
Accrued interest	34,753	26,253
Provision for interest and fees - Capitalized	27,317	58,942
Expenses with borrowing costs	239	239
Borrowings and financing, ending	2,091,506	2,279,796
Local Currency [Member] | I D B I N V E S T 2020 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	900,367
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(61,148)
Amortization	(18,670)
Accrued interest
Provision for interest and fees - Capitalized	28,095
Expenses with borrowing costs	165
Borrowings and financing, ending	848,809
Local Currency [Member] | I F C 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	757,297
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid
Amortization
Accrued interest	8,217
Provision for interest and fees - Capitalized	15,647
Expenses with borrowing costs	229
Borrowings and financing, ending	781,390
Local Currency [Member] | I F C 2023 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,006,642
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid
Amortization
Accrued interest	10,690
Provision for interest and fees - Capitalized	20,362
Expenses with borrowing costs	355
Borrowings and financing, ending	1,038,049
Local Currency [Member] | I D B I N V E S T 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	454,543	469,327
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid
Amortization
Accrued interest	14,842	18,405
Provision for interest and fees - Capitalized
Expenses with borrowing costs	64	64
Borrowings and financing, ending	469,449	487,796
Local Currency [Member] | I D B I N V E S T 2023 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	464,131
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid
Amortization
Accrued interest	15,038
Provision for interest and fees - Capitalized
Expenses with borrowing costs	17
Borrowings and financing, ending	479,186
Local Currency [Member] | Leases Concession Agreements Program Contracts And Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	309,210	357,844
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(27,329)	(13,603)
Amortization		(10,873)
Accrued interest	30,556	13,603
Provision for interest and fees - Capitalized
Expenses with borrowing costs
Borrowings and financing, ending	312,437	346,971
Local Currency [Member] | Leases Others [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	142,300	101,374
Addition (lease)	130,666	320
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(4,523)
Amortization	(30,193)	(20,389)
Accrued interest	8,877	9,047
Provision for interest and fees - Capitalized
Expenses with borrowing costs
Borrowings and financing, ending	251,650	85,829
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	5,923	12,130
Addition (lease)
Funding		3,629
Borrowing costs
Inflation adjustment and exchange rate changes	6	22
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(92)	(161)
Amortization	(751)	(1,581)
Accrued interest	90	160
Provision for interest and fees - Capitalized	1	2
Expenses with borrowing costs
Borrowings and financing, ending	5,177	14,201
Local Currency [Member] | I D B I N V E S T [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning		943,619
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(71,521)
Amortization		(18,670)
Accrued interest		22,661
Provision for interest and fees - Capitalized		12,244
Expenses with borrowing costs		166
Borrowings and financing, ending		888,499
Local Currency [Member] | I F C [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning		774,525
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid
Amortization
Accrued interest
Provision for interest and fees - Capitalized		29,484
Expenses with borrowing costs		228
Borrowings and financing, ending		804,237
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,745,891	2,775,758
Addition (lease)
Funding		69,234
Borrowing costs	(1,321)	(1,588)
Inflation adjustment and exchange rate changes	(6,335)	(83,825)
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(29,615)	(26,592)
Amortization	(106,887)	(121,098)
Accrued interest	28,720	21,049
Provision for interest and fees - Capitalized	151	566
Expenses with borrowing costs	488	498
Borrowings and financing, ending	2,631,092	2,634,002
Foreign Currency [Member] | I D Bs [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	819,455	532,693
Addition (lease)
Funding		50,342
Borrowing costs
Inflation adjustment and exchange rate changes	26,441	(15,365)
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(2,457)	(2,474)
Amortization	(25,359)	(26,343)
Accrued interest	13,639	5,062
Provision for interest and fees - Capitalized
Expenses with borrowing costs	298	237
Borrowings and financing, ending	832,017	544,152
Foreign Currency [Member] | I B R D [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	515,015	399,762
Addition (lease)
Funding		18,892
Borrowing costs	(1,321)	(1,588)
Inflation adjustment and exchange rate changes	16,589	(10,585)
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(16,507)	(10,061)
Amortization	(15,133)	(16,014)
Accrued interest	10,076	8,691
Provision for interest and fees - Capitalized	3	56
Expenses with borrowing costs	139	106
Borrowings and financing, ending	508,861	389,259
Foreign Currency [Member] | J I C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,411,421	1,803,109
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes	(49,365)	(56,819)
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(10,651)	(14,057)
Amortization	(66,395)	(78,741)
Accrued interest	5,005	6,635
Provision for interest and fees - Capitalized	148	289
Expenses with borrowing costs	51	51
Borrowings and financing, ending	R$ 1,290,214	1,660,467
Foreign Currency [Member] | I D B 1983 A B [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning		40,194
Addition (lease)
Funding
Borrowing costs
Inflation adjustment and exchange rate changes		(1,056)
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid
Amortization
Accrued interest		661
Provision for interest and fees - Capitalized		221
Expenses with borrowing costs		104
Borrowings and financing, ending		R$ 40,124